Class A Ordinary Shares Subject to Possible Redemption	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
Note 7 - Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holder of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2021, there were 34,500,000 shares of Class A ordinary shares outstanding, all of which were subject to redemption. There were no Class A shares outstanding as of December 31, 2020.
As of December 31, 2021, Class A ordinary shares reflected on the consolidated balance sheet is reconciled on the following table:

Gross proceeds	$345,000,000
Less:
Amount allocated to Public Warrants	(8,711,250)
Class A ordinary shares issuance costs	(19,011,139)
Plus:
Accretion of carrying value to redemption value	27,722,389

Class A ordinary shares subject to possible redemption	$345,000,000